Commercial Mortgage Loans - Allowance Past Due (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	$ 2,714,734	$ 2,762,963
Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	2,714,734
Interest income	1,900
Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	2,619,847
Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	37,812
Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 120+ days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	57,075
Multifamily | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	1,199,300
Multifamily | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	1,161,488
Multifamily | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Multifamily | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	37,812
Multifamily | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Multifamily | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Multifamily | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 120+ days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Retail | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	94,734
Retail | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	94,734
Retail | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Retail | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Retail | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Retail | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Retail | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 120+ days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Office | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	515,417
Office | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	515,417
Office | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Office | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Office | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Office | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Office | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 120+ days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Industrial | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	242,438
Industrial | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	242,438
Industrial | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Industrial | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Industrial | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Industrial | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Industrial | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 120+ days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Mixed Use | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	102,536
Mixed Use | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	102,536
Mixed Use | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Mixed Use | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Mixed Use | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Mixed Use | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Mixed Use | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 120+ days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Hospitality | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	403,142
Hospitality | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	346,067
Hospitality | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Hospitality | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Hospitality | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Hospitality | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Hospitality | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 120+ days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	57,075
Self Storage | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	86,213
Self Storage | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	86,213
Self Storage | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Self Storage | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Self Storage | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Self Storage | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Self Storage | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 120+ days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Manufactured Housing | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	70,954
Manufactured Housing | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	70,954
Manufactured Housing | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 1-29 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Manufactured Housing | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 30-59 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Manufactured Housing | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 60-89 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Manufactured Housing | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 90-119 days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	0
Manufactured Housing | Commercial Portfolio Segment | Financing Receivable, Held-to-Maturity [Member] | 120+ days past due
Financing Receivable, Past Due [Line Items]
Total gross carrying value of loans	$ 0